Share-Based Compensation (Changyou 2008 Share Incentive Plan after Initial Public Offering, Share Awards to Employees of the 17173 Business, Narrative) (Details) (Changyou's 2008 Share Incentive Plan after Initial Public Offering [Member], Class A restricted share units [Member], Employees of 17173 Business [Member], USD $)
	0 Months Ended		12 Months Ended
	Jan. 29, 2011	Oct. 24, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changyou's 2008 Share Incentive Plan after Initial Public Offering [Member] | Class A restricted share units [Member] | Employees of 17173 Business [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	20,000	40,000
Vesting period commencing on grant date	4 years	4 years
Accumulated restricted share units granted			60,000
Share-based compensation expense			$ 100,000	$ 300,000	$ 500,000
Unrecognized compensation expenses			61,000
Weighted average period over which unrecognized compensation expected to be recognized			7 months 2 days
Fair value of restricted stock units, vested			$ 200,000	$ 200,000	$ 200,000